Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A ordinary shares subject to possible redemption
Class A ordinary shares subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Class A ordinary shares subject to possible redemption, shares issued	1,872,928	28,750,000
Class A ordinary shares subject to possible redemption, shares outstanding	1,872,928	28,750,000
Purchase price, per unit (in Dollars per share)	$ 10.72	$ 10.14
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000
Class A Common Stock Non-Redeemable
Ordinary shares, shares issued	800,000	800,000
Ordinary shares, shares outstanding	800,000	800,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	7,187,500	7,187,500
Ordinary shares, shares outstanding	7,187,500	7,187,500